Incorporated herein by reference is a supplement to the prospectus of MFS Commodity Strategy Fund, a series of MFS Series Trust XV (File No. 02-96738), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on June 1, 2017 (SEC Accession No. 0000912938-17-000371).